Significant Policies (Policies)	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Use of Estimates

b)Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)	c)Other Comprehensive Income / (Loss): The Company has no other comprehensive income/(loss) and accordingly comprehensive income equals net income for the period presented.
Foreign Currency Translation

d)Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statement of comprehensive income.

Cash and Cash Equivalents

e)Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of up to about three months to be cash equivalents.

Accounts Receivable, Trade

f)Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire from lease agreements, net of provisions for doubtful accounts, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The Company assessed its accounts receivable, trade and its credit risk relating to its charterers, following the outbreak of the COVID-19 and the effect that this could have on its accounts. No provision for doubtful accounts was established as of December 31, 2021.

Inventories

g)Inventories: Inventories consist of lubricants and victualling which are stated, on a consistent basis, at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs. Cost is determined by the first in, first out method. Amounts removed from inventory are also determined by the first in first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel is without employment, or remains idle. Bunkers, if any, are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

Vessel Cost

h)Vessels, net: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. As at balance sheet date, vessels are stated at cost less accumulated depreciation expense and impairment charge, if any.

Impairment of Long-Lived Assets

i)Impairment of Long-Lived Assets: Long-lived assets are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of an asset may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of an asset over its remaining useful life and its eventual disposition is less than its carrying amount, the Company evaluates the asset for impairment loss. Measurement of the impairment loss is based on the fair value of the asset, determined mainly by third party valuations.

For vessels, the Company calculates undiscounted projected net operating cash flows by considering the historical and estimated vessels’ performance and utilization with the significant assumption being future charter rates for the unfixed days, using the most recent 10 year average of historical 1 year time charter rates available for each type of vessel over the remaining estimated life of each vessel, net of commissions. Other assumptions used in developing estimates of future undiscounted cash flow are charter rates calculated for the fixed days using the fixed charter rate of each vessel from existing time charters, the expected outflows for scheduled vessels’ maintenance; vessel operating expenses; fleet utilization, and the vessels’ residual value if sold for scrap. This calculation is then compared with the vessels’ net book value plus unamortized dry-docking costs. The difference between the carrying amount of the vessel plus unamortized dry-docking costs and their fair value is recognized in the Company’s accounts as impairment loss. No impairment loss was identified or recorded in 2021.

Vessel Depreciation

j)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Accounting for Dry-Docking Costs

k)Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment.

Concentration of Credit Risk

l)Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Accounting for Revenues and Expenses

m)Accounting for Revenues and Expenses: Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. The charterer pays to third parties port, canal and bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs and are not recorded as they are directly paid by charterers, unless they are for the account of the owner, in which case they are included in voyage expenses. The Company incurs voyage expenses such as commissions, bunkers (fuel oil and diesel oil), and port expenses relating to owners’ matters. When a vessel is delivered to a charterer, bunkers are purchased by the charterer and sold back to the Company on the redelivery of the vessel. Bunker gain, or loss, result when a vessel is redelivered by a charterer and delivered to the next charterer at different bunker prices, or quantities. For the period from November 30, 2021 through December 31, 2021, the Company incurred gain on bunkers amounting to $63, resulting mainly from the difference in the value of bunkers paid by the Company when the vessel is redelivered to the Company from the charterer under the vessel’s previous time charter agreement and the value of bunkers sold by the Company when the vessel is delivered to a new charterer. This gain in included in “Voyage expenses” in the accompanying consolidated statement of comprehensive income. Under a time charter agreement, the owner pays for the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. The Company, as lessor, has elected not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts. The majority of the vessels are employed on short to medium-term time charter contracts, which provides flexibility in responding to market developments. The Company monitors developments in the dry bulk shipping industry on a regular basis and adjusts the charter hire periods for the vessels according to prevailing market conditions.

Repairs and Maintenance

n)Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statement of comprehensive income.

Segmental Reporting

p)Segmental Reporting: The Company engages in the operation of dry-bulk vessels which has been identified as one reportable segment. The operation of the vessels is the main source of revenue generation, the services provided by the vessels are similar and they all operate under the same economic environment. Additionally, the vessels do not operate in specific geographic areas, as they trade worldwide; they do not trade in specific trade routes, as their trading (route and cargo) is dictated by the charterers; and the Company does not evaluate the operating results for each type of dry bulk vessel (i.e. Panamax or Capesize) for the purpose of making decisions about allocating resources and assessing performance.

Fair Value Measurements

q)Fair Value Measurements: The Company follows the provisions of ASC 820 "Fair Value Measurements and Disclosures", which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories: Level 1: Quoted market prices in active markets for identical assets or liabilities; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

Going concern

s)Going concern: The Company’s policy is in accordance with ASU No. 2014-15, "Presentation of Financial Statements - Going Concern", issued in August 2014 by the FASB. ASU 2014-15 provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures. Management evaluates, at each reporting period, whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

Financial instruments, credit losses

t)Financial Instruments, credit losses: At each reporting date, the Company evaluates its financial assets individually for credit losses and presents such assets in the net amount expected to be collected on such financial asset. When financial assets present similar risk characteristics, these are evaluated on a collective basis. When developing an estimate of expected credit losses the Company considers available information relevant to assessing the collectability of cash flows such as internal information, past events, current conditions and reasonable and supportable forecasts. No credit losses were recorded in 2021.

Recent Accounting Pronouncements -Not yet adopted

New Accounting Pronouncements - Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31,  2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. ASU 2020-04 can be adopted as of March 12, 2020. The Company has assessed the impact of this new accounting guidance and the adoption of this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but entities need to apply the guidance as of the beginning of the fiscal year that includes the interim period in which they choose to early adopt the guidance. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The Company has asessed the impact of this new accounting guidance and the adoption of this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after December 15, 2021 and for interim periods within those fiscal years. The Company has assessed the impact of this new accounting guidance and the adoption of this ASU does not have a material impact on its consolidated financial statements and related disclosures.

OceanPal Inc. Predecessors
Basis of presentation
a)Basis of presentation: The accompanying combined carve-out financial statements include the accounts of the legal entities comprising OceanPal Inc. Predecessors as discussed in Note 1. OceanPal Inc. Predecessors have historically operated as part of the Parent and not as a standalone company. Financial statements representing the historical operations of Parent’s business have been derived from Parent’s historical accounting records and are presented on a carve-out basis. All revenues, costs, assets and liabilities directly associated with the business activity of OceanPal Inc. Predecessors are included in the combined carve-out financial statements. The combined financial statements are prepared in conformity with the U.S. generally accepted accounting principles and reflect the financial position, results of operations and comprehensive income/(loss) and cash flows associated with the business activity of the OceanPal Inc. Predecessors as they were historically managed.

Use of Estimates
b)Use of Estimates: The preparation of combined carve-out financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the combined carve-out financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)
c)Other Comprehensive Income / (Loss): OceanPal Inc. Predecessors have no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented.

Foreign Currency Translation
d)Foreign Currency: The functional currency of OceanPal Inc. Predecessors is the U.S. dollar because the OceanPal Inc. Predecessors vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. OceanPal Inc. Predecessors’ accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are included in “Other income/(loss)” in the accompanying combined carve-out statements of operations and comprehensive income/(loss).

Cash and Cash Equivalents
e)Cash and Cash Equivalents: OceanPal Inc. Predecessors consider time deposits, certificates of deposit and their equivalents with an original maturity of up to about three months to be cash equivalents.

Accounts Receivable, Trade
f)Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire from lease agreements, net of allowance for credit loss, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Operating lease receivables under ASC 842 are not in scope of ASC 326 for assessment of credit loss, however OceanPal Inc. Predecessors assess their accounts receivable, trade and their credit risk relating to their charterers. No provision for doubtful accounts receivable has been recorded in the accompanying statements of comprehensive income/(loss) during the period from January 1, 2021 through November 29, 2021, and the years ended December 31, 2020 and 2019.

Inventories
g)Inventories: Inventories consist of lubricants which are stated, on a consistent basis, at the lower of cost or net realizable value. Cost is determined by the first in, first out method. Amounts removed from inventory are also determined by the first in first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel is without employment. Bunkers, if any, are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

Insurance claims
h)Insurance claims. Claims receivable are recorded on accrual basis, net of deductibles, through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation.

Vessel Cost
i)Vessel, net: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. As at balance sheet date, vessels are stated at cost less accumulated depreciation expense and impairment charge, if any.

Vessels held for sale
j)Vessels held for sale: OceanPal Inc. Predecessors classify assets as being held for sale when the respective criteria are met. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. The fair value less cost to sell of an asset held for sale is assessed at each reporting period it remains classified as held for sale. When the plan to sell an asset changes, the asset is reclassified as held and used, measured at the lower of its carrying amount before it was recorded as held for sale, adjusted for depreciation, and the asset’s fair value at the date of the decision not to sell.

Impairment of Long-Lived Assets
k)Impairment of Long-Lived Assets: Long-lived assets are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount plus unamortized dry-docking costs of an asset may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of an asset over its remaining useful life and its eventual disposition is less than its carrying amount plus unamortized dry-docking costs, OceanPal Inc. Predecessors evaluate the asset for impairment loss. Measurement of impairment loss is based on the fair value of the asset, determined mainly by third party valuations.

Vessel Depreciation
l)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the OceanPal Inc. Predecessors’ vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Accounting for Dry-Docking Costs
m)Accounting for Dry-Docking Costs: OceanPal Inc. Predecessors follow the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment (Note 4).

Concentration of Credit Risk
n)Concentration of Credit Risk: Financial instruments, which potentially subject OceanPal Inc. Predecessors to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. OceanPal Inc. Predecessors place temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the OceanPal Inc. Predecessors’ investment strategy. OceanPal Inc. Predecessors limit their credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally do not require collateral for accounts receivable and do not have any agreements to mitigate credit risk.

Accounting for Revenues and Expenses
o)Accounting for Revenues and Expenses: Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. Additionally, the charterer pays to third parties port, canal and bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs and are not recorded as they are directly paid by charterers, unless they are for the account of the owner, in which case they are included in voyage expenses. OceanPal Inc. Predecessors incur voyage expenses that mainly include commissions because all of vessels are employed under time charters that require the charterer to bear voyage expenses such as bunkers (fuel oil), port and canal charges. When a vessel is delivered to a charterer, bunkers are purchased by the charterer and sold back to OceanPal Inc. Predecessors on the redelivery of the vessel. Bunker gain, or loss, result when a vessel is redelivered by her charterer and delivered to the next charterer at different bunker prices, or quantities. For the period From January 1, 2021, to November 29, 2021, and for the years ended December 31, 2020 and 2019, respectively, the OceanPal Inc. Predecessors incurred gain on bunkers amounting to $330,454, and loss on bunkers amounting to $287,352 and $229,481, respectively, resulting mainly from the difference in the value of bunkers paid by OceanPal Inc. Predecessors when the vessel is redelivered to OceanPal Inc. Predecessors from the charterer under the vessel’s previous time charter agreement and the value of bunkers sold by OceanPal Inc. Predecessors when the vessel is delivered to a new charterer. This gain/loss is included in “Voyage expenses” in the accompanying combined carve-out statements of comprehensive income / (loss). Additionally, the owner pays commissions on the hire revenue, to both the charterer and to brokers, which are direct costs and are recorded in voyage expenses. Under a time charter agreement, the owner pays for the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. OceanPal Inc. Predecessors, as lessors, have elected not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as OceanPal Inc. Predecessors have assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts.

Repairs and Maintenance
p)Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying combined carve-out statements of operations and comprehensive income/(loss).

Segmental Reporting
q)Segmental Reporting: OceanPal Inc. Predecessors engage in the operation of dry-bulk vessels which has been identified as one reportable segment. The operation of the vessels is the main source of revenue generation, the services provided by the vessels are similar and they all operate under the same economic environment. Additionally, the vessels do not operate in specific geographic areas, as they trade worldwide; they do not trade in specific trade routes, as their trading (route and cargo) is dictated by the charterers; and OceanPal Inc. Predecessors do not evaluate the operating results for each type of dry bulk vessels (Panamax or Capesize) for the purpose of making decisions about allocating resources and assessing performance.

Fair Value Measurements
r)Fair Value Measurements: OceanPal Inc. Predecessors classify and discloses their assets and liabilities carried at fair value in one of the following categories: Level 1: Quoted market prices in active markets for identical assets or liabilities; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

Going concern
s)Going concern: Management evaluates, at each reporting period, whether there are conditions or events that raise substantial doubt about OceanPal Inc. Predecessors’ ability to continue as a going concern within one year from the date the combined carve-out financial statements are issued.

Financial instruments, credit losses
t)Financial Instruments, credit losses: At each reporting date, OceanPal Inc. Predecessors evaluate financial assets for credit losses and presents such assets in the net amount expected to be collected on such financial asset. When financial assets present similar risk characteristics, these are evaluated on a collective basis. When developing an estimate of expected credit losses OceanPal Inc. Predecessors consider available information relevant to assessing the collectability of cash flows such as internal information, past events, current conditions and reasonable and supportable forecasts. No allowance for credit loss has been recorded in the accompanying statements of comprehensive income/(loss) during the period from January 1, 2021 through November 29, 2021, and the years ended December 31, 2020 and 2019.

Recent Accounting Pronouncements -Not yet adopted

Recent Accounting Pronouncements -Not yet adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. ASU 2020-04 can be adopted as of March 12, 2020. OceanPal Inc. Predecessors have assessed the impact of this new accounting guidance and the adoption of this ASU is not expected to have a material impact on the combined carve – out financial statements and related disclosures.

In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after December 15, 2021 and for interim periods within those fiscal years. The impact of this new accounting guidance and the adoption of this ASU has been assessed and it is expected that it does not have a material impact on the OceanPal Inc. Predecessors’ combined carve-out financial statements and related disclosures.